Financial Risk Management - Summary of Impairment of Specified Trade Receivables (Detail) - SGD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Discloure of Detailed Information About Impairment of Specified Trade Receivables [Line Items]
Less: Allowance for impairment of receivables - non-related parties (Note 27(b))	$ (5,081)	$ (4,953)	$ (4,823)
Specified Trade Receivables [Member]
Discloure of Detailed Information About Impairment of Specified Trade Receivables [Line Items]
Gross amount of trade receivables	4,573	4,560
Less: Allowance for impairment of receivables - non-related parties (Note 27(b))	(4,573)	(4,560)
Total	$ 0	$ 0